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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forest Investment Management LLC
Address: 53 Forest Ave
         Old Greenwich, CT  06870

13F File Number:  28-03887

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Frances G. Walsh
Title:     Chief Administrative Officer/Director of Compliance
Phone:     (203) 637-6003

Signature, Place, and Date of Signing:

      /s/  Frances G. Walsh     Old Greenwich, CT     July 27, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $140,815 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE  SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- ------- -------
AAR CORP			Convertible	000361AJ4     7301     7207 PRN		SOLE			 0	 0	 0
AAR CORP			Convertible	000361AL9     5810     5760 PRN		SOLE			 0	 0	 0
ALLIANCE DATA SYSTEMS CORP	Convertible	018581AD0     7305     5750 PRN		SOLE			 0	 0	 0
AMR CORP			Common		001765106     1642   304100  SH		SOLE		    304100	 0	 0
BOISE INC			Common		09746Y105      195    25000  SH		SOLE		     25000	 0	 0
CUBIST PHARMACEUTICALS INC	Convertible	229678AC1     2557     2000 PRN		SOLE			 0	 0	 0
ENDO PHARMACEUT HLDGS INC	Convertible	29264FAB2     4361     3000 PRN		SOLE			 0	 0	 0
EXTERRAN HOLDINGS INC		Convertible	30225XAA1     4449     4000 PRN		SOLE			 0	 0	 0
FORD MOTOR COMPANY		Warrant		345370134      653   125000  SH		SOLE			 0	 0	 0
GROUP 1 AUTOMOTIVE INC		Convertible	398905AF6     3722     3000 PRN		SOLE			 0	 0	 0
HOST HOTELS & RESORTS INC	Convertible	44107TAG1     2711     2000 PRN		SOLE			 0	 0	 0
HOST HOTELS & RESORTS INC	Option		44107P104      170    10000  SH	 PUT	SOLE			 0	 0	 0
ICONIX BRAND GROUP INC		Convertible	451055AB3     4707     4500 PRN		SOLE			 0	 0	 0
INCYTE CORP			Convertible	45337CAJ1     5749     2500 PRN		SOLE			 0	 0	 0
IPATH S&P 500 VIX S/T FU ETN	Common		06740C261     1267    60000  SH		SOLE		     60000	 0	 0
MASTEC INC			Convertible	576323AM1     1105      750 PRN		SOLE			 0	 0	 0
NAVISTAR INTL CORP		Convertible	63934EAL2    10442     8000 PRN		SOLE			 0	 0	 0
NETAPP INC			Convertible	64110DAB0    25461    15000 PRN		SOLE			 0	 0	 0
ON SEMICONDUCTOR CORPORATION	Convertible	682189AG0     3024     2500 PRN		SOLE			 0	 0	 0
PRICELINE.COM			Convertible	741503AM8    13276     7500 PRN		SOLE			 0	 0	 0
PRICELINE.COM			Option		741503403     1485     2900  SH	 PUT	SOLE			 0	 0	 0
ROVI CORP			Convertible	779376AB8     1020	750 PRN	 	SOLE			 0	 0	 0
SALESFORCE.COM INC		Convertible	79466LAB0     5441     3000 PRN		SOLE			 0	 0	 0
TAKE-TWO INTERACTIVE SOFTWRE	Convertible	874054AA7     8469     5370 PRN		SOLE			 0	 0	 0
UNITED STATES STEEL CORP	Convertible	912909AE8    12968     8152 PRN		SOLE			 0	 0	 0
UNITED STATES STEEL CORP	Option		912909108     5525   120000  SH	 PUT	SOLE			 0	 0	 0


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